UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acadia Partners, L.P.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas  76102

Form 13F File Number:  28-6156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of Manager of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham                    Fort Worth, Texas   February 11, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total:  $1,071 (thousands)


List of Other Included Managers:
NONE
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

                           FORM 13F INFORMATION TABLE
                  TITLE              VALUE    SHARES SH/  PUT   INVSTMNT   OTHR      VOTING AUTHORITY
                    OF                          /          /
NAME OF ISSUER    CLASS    CUSIP    (X$1000)   PRN   PRN  CLL   DISCRETN   MGRS    SOLE    SHRD   NONE
                                               AMT
MeriStar           COM   58984Y104       850   53068  SH          Sole              53068
Hospitality Corp.
MeriStar  Htls  &  COM   589988104       221   61912  SH          Sole              61912
Rsrts, Inc.


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